Other Operating Income - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other income (expense), net
Super deduction of input VAT	¥ 48.7	¥ 30.3
Input Vat Additional Credit Admissible Percentage	10.00%
Other Operating Income (Expense)
Other income (expense), net
Value Added Tax Income	¥ 30.6